Document and Entity Information - shares	12 Months Ended
	Feb. 28, 2022	Feb. 28, 2021
Document Information [Line Items]
Document Type	20-F/A
Amendment Flag	true
Document Period End Date	Feb. 28, 2022
Document Fiscal Year Focus	2022
Document Fiscal Period Focus	FY
Trading Symbol	FEDU
Entity Registrant Name	Four Seasons Education (Cayman) Inc.
Entity Central Index Key	0001709819
Current Fiscal Year End Date	--02-28
Entity Well-known Seasoned Issuer	No
Entity Voluntary Filers	No
Entity Interactive Data Current	Yes
Entity Current Reporting Status	Yes
Entity Filer Category	Non-accelerated Filer
Entity Shell Company	false
Entity Emerging Growth Company	true
Entity Ex Transition Period	true
Security Reporting Obligation	15(d)
Entity Common Stock, Shares Outstanding	21,238,806
Title of 12(b) Security	American Depositary Shares, each two representingone ordinary share, par value US$0.0001 per share
Security Exchange Name	NYSE
Entity File Number	001-38264
Entity Incorporation, State or Country Code	E9
Entity Address, Address Line One	Room 1301, Zi'an Building
Entity Address, Address Line Two	309 Yuyuan Road, Jing'an District
Entity Address, City or Town	Shanghai
Entity Address, Country	CN
Entity Address, Postal Zip Code	200040
Document Annual Report	true
Document Transition Report	false
Document Shell Company Report	false
Document Registration Statement	false
Document Accounting Standard	U.S. GAAP
Auditor Name	Marcum Asia CPAs LLP(Formerly Marcum Bernstein & Pinchuk LLP)	Deloitte Touche Tohmatsu Certified Public Accountants LLP
Auditor Location	Beijing, China	Shanghai, the People’s Republic of China
Auditor Firm ID	5395
Amendment Description	Four Seasons Education (Cayman) Inc. (the “Company”) is filing this Amendment No. 1 on Form 20-F/A (this “Amendment No. 1”) to amend its annual report on Form 20-F for the fiscal year ended February 28, 2022 as filed with the Securities and Exchange Commission (the “SEC”) on June 30, 2022 (the “Original Filing”), to address certain comments from the Staff of the SEC in relation to the Original Form 20-F.This Amendment No. 1 speaks as of the filing date of the Original Filing, or June 30, 2022. No attempt has been made in this Amendment No. 1 to modify or update in any way the financial statements or any other items or disclosures in the Original Filing, except as required to reflect the amendments in response to the Staff’s comments. Except as specifically noted herein, this Amendment No. 1 does not amend, update or restate any of the information previously included in the Original Filing, nor does this Amendment No. 1 reflect any event that has occurred after the date of the Original Filing. Accordingly, this Amendment No. 1 should be read in conjunction with the Original Filing and the Company’s other filings with the SEC subsequent to June 30, 2022.As required by Rule 12b-15 of the Securities and Exchange Act of 1934, as amended, the Company is also filing or furnishing the certifications required under Section 302 and Section 906 of the Sarbanes-Oxley Act of 2002 as exhibits to this Amendment No. 1.
Business Contact
Document Information [Line Items]
Entity Address, Address Line One	Room 1301, Zi'an Building
Entity Address, Address Line Two	309 Yuyuan Road, Jing'an District
Entity Address, City or Town	Shanghai
Entity Address, Country	CN
Entity Address, Postal Zip Code	200040
Contact Personnel Name	Yi Zuo
City Area Code	86 21
Local Phone Number	6205-0619
Contact Personnel Email Address	ir@fsesa.com